License Rights (Tables) (License Rights)	12 Months Ended
Dec. 31, 2013
License Rights
License Rights
Summary of foregoing license rights

The foregoing license rights are summarized as follows (in thousands):

	December 31,	December 31,
	2012	2013
	RMB	RMB
Payment for license rights	271,582	271,582
Accumulated amortization	(221,266)	(221,266)
Impairment provision for license rights other than World of Warcraft	(50,316)	(50,316)
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